Bank Indebtedness	12 Months Ended
Dec. 31, 2019
Debt Instruments Held [Abstract]
Bank Indebtedness

NOTE 16. BANK INDEBTEDNESS

At December 31, 2019, Precision had available $40 million (2018 – $40 million) and US$15 million (2018 – US$15 million) under secured operating facilities, and a secured US$30 million (2018 – US$30 million) facility for the issuance of letters of credit and performance and bid bonds to support international operations. As at December 31, 2019 and 2018, no amounts had been drawn on any of the facilities. Availability of the $40 million and US$30 million facility were reduced by outstanding letters of credit in the amount of $26 million (2018 – $28 million) and US$2 million (2018 – US$2 million), respectively. The facilities are primarily secured by charges on substantially all present and future property of Precision and its material subsidiaries. Advances under the $40 million facility are available at the bank’s prime lending rate, U.S. base rate, U.S. LIBOR rate plus 80% of applicable margin, or 80% of the applicable margin for Banker’s Acceptances, or in combination, and under the US$15 million facility at the bank’s prime lending rate.